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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	6/30/08

Date of reporting period:	3/31/08

Item 1: Portfolio of Investments

INVESTMENT PORTFOLIO

March 31, 2008 (Unaudited)	Columbia High Yield Municipal Fund

	Par ($)	Value ($)*
Municipal Bonds – 96.2%
EDUCATION – 4.3%
Education – 2.0%
CA Municipal Finance Authority
Biola University,
Series 2008,
5.875% 10/01/34	1,500,000	1,471,380
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	750,000	715,643
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004,
5.625% 04/01/34	925,000	887,833
NC Capital Facilities Finance Agency
Meredith College,
Series 2008,
6.000% 06/01/31	2,000,000	1,977,600
OR Forest Grove Student Housing
Oak Tree Foundation,
Series 2007,
5.500% 03/01/37	3,500,000	3,083,080
PA Higher Education Facilities Authority
Edinboro University,
Series 2008
5.875% 07/01/38	2,200,000	2,075,480
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	1,100,000	1,056,825
VT Education & Health Buildings Agency
Vermont Law School Project,
Series 2003 A,
5.500% 01/01/33	500,000	450,710
WV University
Series 2000 A,
Insured: AMBAC:
(a) 04/01/19	1,250,000	729,988
(a) 04/01/25	2,750,000	1,087,927
Education Total		13,536,466
Prep School – 1.2%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	940,000	946,486
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/36	1,750,000	1,422,138

	Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
KY Louisville & Jefferson County Metropolitan Government
Assumption High School, Inc.,
Series 2006,
5.000% 10/01/35	1,500,000	1,362,780
MA Health & Educational Facilities Authority
Learning Center for Deaf Children,
Series 1999 C,
6.100% 07/01/19	1,000,000	1,001,050
MI Conner Creek Academy
Series 2007,
5.000% 11/01/26	2,540,000	2,134,743
MI Summit Academy North
Series 2005,
5.500% 11/01/35	750,000	639,105
NH Business Finance Authority
Proctor Academy,
Series 1998 A,
5.400% 06/01/17	775,000	783,362
Prep School Total		8,289,664
Student Loan – 1.1%
CT Higher Education Supplemental Loan Authority
Family Education Loan Program,
Series 2005 A, AMT,
Insured: MBIA
4.375% 11/15/21	1,165,000	1,087,073
NE Nebhelp, Inc.
Series 1993 A-6, AMT,
Insured: MBIA
6.450% 06/01/18	4,000,000	4,223,760
NM Educational Assistance Foundation
Series 1996 A-2, AMT,
6.650% 11/01/25	1,915,000	1,976,012
Student Loan Total		7,286,845
EDUCATION TOTAL		29,112,975
HEALTH CARE – 32.6%
Continuing Care Retirement – 17.0%
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	685,000	720,353
CO Health Facilities Authority
Christian Living Communities,
Series 2006 A:
5.750% 01/01/26	500,000	461,780

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
5.750% 01/01/37	1,500,000	1,326,045
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/35	2,900,000	2,392,558
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.850% 12/01/33	660,000	660,884
FL Lee County Industrial Development Authority
Shell Point Village,
Series 2007,
5.000% 11/15/29	4,000,000	3,394,360
FL Orange County Health Facilities Authority
Orlando Lutheran:
Series 2005,
5.700% 07/01/26	1,000,000	898,390
Series 2007:
5.500% 07/01/32	350,000	295,873
5.500% 07/01/38	1,750,000	1,446,060
FL Palm Beach County Health Facilities Authority
Abbey Delray South,
Series 2003,
5.350% 10/01/14	1,250,000	1,265,425
FL Sarasota County Health Facility Authority
Series 2007,
5.500% 01/01/32	3,000,000	2,622,810
FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A,
5.375% 01/01/40	2,000,000	1,604,760
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	2,765,000	2,421,006
GA Fulton County
Canterbury Court,
Series 2004 A,
6.125% 02/15/34	1,000,000	902,570
Lenbrook,
Series 2006 A,
5.000% 07/01/29	3,000,000	2,400,270
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A:
7.400% 01/01/24	500,000	510,825
7.400% 01/01/34	3,000,000	3,025,830

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
IA Finance Authority
Deerfield Retirement Community, Inc.,
Series 2007 A,
5.500% 11/15/27	1,135,000	971,991
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	2,000,000	1,902,220
Sedgebrook, Inc.,
Series 2007 A,
6.000% 11/15/37	5,000,000	4,372,750
Tabor Hills Supportive Living,
Series 2006,
5.250% 11/15/36	2,000,000	1,699,700
Washington & Jane Smith Community:
Series 2003 A,
7.000% 11/15/32	1,000,000	1,005,410
Series 2005 A,
6.250% 11/15/35	2,750,000	2,543,172
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	2,750,000	2,535,692
KS Lenexa
Lakeview Village, Inc.,
Series 2007,
5.500% 05/15/39	2,250,000	1,855,935
KS Manhattan
Manhattan Health Care Facility,
Series 2007 A,
5.000% 05/15/29	2,680,000	2,179,296
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	385,000	380,172
MA Development Finance Agency
Berkshire Retirement Community, Inc.,
Series 1999,
5.625% 07/01/29	1,250,000	1,172,613
Linden Ponds, Inc.,
Series 2007 A,
5.750% 11/15/42	2,625,000	2,229,071
Loomis House, Inc.:
Series 1999 A,
5.625% 07/01/15	650,000	662,578
Series 2002 A,
6.900% 03/01/32	220,000	228,727
MD Howard County
Columbia Vantage House Corp.:
Series 2007 A,
5.250% 04/01/33	1,990,000	1,589,493
Series 2007 B,
5.250% 04/01/37	1,500,000	1,171,425

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	1,750,000	1,682,555
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	2,500,000	2,171,250
MI Meridian Economic Development Corp.
Burcham Hills Retirement Center II,
Series 2007 A-1,
5.250% 07/01/26	1,045,000	928,974
MN Columbia Heights
Crest View Corp.,
Series 2007 A:
5.550% 07/01/27	1,000,000	904,540
5.700% 07/01/42	2,000,000	1,751,700
MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 2007 A,
4.875% 02/01/27	3,000,000	2,713,020
MO St. Louis Industrial Development Authority
St. Andrews Resources for Seniors,
Series 2007 A:
6.250% 12/01/26	2,000,000	1,908,800
6.375% 12/01/41	3,000,000	2,772,690
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	1,000,000	918,820
NC Medical Care Commission
Southminster, Inc.,
Series 2007 A,
5.750% 10/01/37	2,700,000	2,508,894
United Methodist Retirement Homes, Inc.,
Series 2005 C,
5.500% 10/01/32	1,000,000	914,510
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	497,070
5.750% 07/01/28	1,665,000	1,504,527
NJ Economic Development Authority
Lions Gate,
Series 2005 A:
5.750% 01/01/25	400,000	365,804

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
5.875% 01/01/37	1,330,000	1,163,351
Seabrook Village, Inc.,
Series 2006,
5.250% 11/15/36	2,700,000	2,224,719
NY East Rochester Housing Authority
Woodland Village Project,
Series 2006,
5.500% 08/01/33	1,700,000	1,456,390
NY Nassau County Industrial Development Agency
Amsterdam at Harborside,
Series 2007 A,
6.700% 01/01/43	6,000,000	5,859,480
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.250% 01/01/35	1,750,000	1,619,782
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	750,000	743,468
Friendship Village of South Hills,
Series 2003 A,
5.750% 08/15/20	1,000,000	1,007,620
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	750,000	762,308
PA Lancaster County Hospital Authority
Brethren Village,
Series 2008 A:
6.375% 07/01/30	1,000,000	984,120
6.500% 07/01/40	1,500,000	1,477,905
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2008,
7.000% 02/01/36(c)	2,000,000	2,002,540
Series 2005:
6.125% 02/01/28	1,400,000	1,307,866
6.250% 02/01/35	1,350,000	1,240,204
SC Jobs Economic Development Authority
Lutheran Homes,
Series 2007:
5.375% 05/01/21	1,000,000	895,350
5.500% 05/01/28	1,100,000	938,157
Wesley Commons,
Series 2006,
5.300% 10/01/36	2,500,000	1,980,875

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	230,815
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	1,825,000	1,643,504
TN Shelby County Health Educational & Housing Facilities Board
Germantown Village:
Series 2003 A,
7.250% 12/01/34	675,000	636,363
Series 2006,
6.250% 12/01/34	500,000	410,630
Trezevant Manor,
Series 2006 A,
5.750% 09/01/37	1,000,000	925,460
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,350,000	1,257,633
Series 2003 A,
7.000% 11/15/33	800,000	806,640
TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	2,100,000	1,746,087
Village at Gleannloch Farms,
Series 2006 A,
5.500% 02/15/37	1,850,000	1,479,093
VA Suffolk Industrial Development Authority
Lake Prince Center,
Series 2006,
5.150% 09/01/24	750,000	678,165
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	2,200,000	2,075,194
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	750,000	680,565
Three Pillars Senior Living Communities:
Series 2003,
5.600% 08/15/23	790,000	788,167
Series 2004 A,
5.500% 08/15/34	870,000	808,343
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	750,000	658,448
Continuing Care Retirement Total		114,882,440

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – 0.5%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998,
5.375% 01/01/23	1,080,000	1,041,023
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	370,000	359,958
5.750% 02/01/29	550,000	518,766
MN Minneapolis & St. Paul Housing & Redevelopment Authority
HealthPartners:
Series 2003,
5.875% 12/01/29	400,000	401,968
Series 2006,
5.250% 05/15/23	1,000,000	957,660
Health Services Total		3,279,375
Hospitals – 11.4%
AZ Health Facilities Authority
Phoenix Memorial Hospital,
Series 1991,
8.125% 06/01/12(d)	1,849,099	18,491
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	500,000	502,995
CA Communities Development Authority
St. Joseph Health Systems,
Series 2000,
Insurer: MBIA
5.125% 07/01/24	5,000,000	5,025,350
CA Health Facilities Financing Authority
Catholic Health Care West,
Series 2004 G,
5.250% 07/01/23	500,000	504,460
CA Turlock
Emanuel Medical Center, Inc.:
Series 2004,
5.375% 10/15/34	2,000,000	1,791,220
Series 2007 B,
5.125% 10/15/37	4,750,000	4,050,610
CO Health Facilities Authority
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	1,000,000	979,870

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 B,
5.250% 10/01/34	1,000,000	941,460
FL Miami Health Facilities Authority
Catholic Health East,
Series 2003 B,
5.125% 11/15/24	1,000,000	991,660
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1999 E,
6.000% 10/01/26	855,000	872,912
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003:
6.375% 10/01/28	750,000	765,825
6.375% 10/01/34	500,000	505,415
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	1,450,000	1,476,433
IL Southwestern Development Authority
Anderson Hospital:
Series 1999:
5.500% 08/15/20	500,000	502,100
5.625% 08/15/29	250,000	241,985
Series 2006,
5.125% 08/15/26	1,245,000	1,157,352
IN Health & Educational Facility Financing Authority
Clarian Health,
Series 2006 A,
5.000% 02/15/39	1,500,000	1,338,240
Schneck Memorial,
Series 2006 A,
5.250% 02/15/30	1,000,000	958,540
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	850,000	826,030

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
LA Public Facilities Authority
Ochsner Clinic Foundation,
Series 2007 A,
5.250% 05/15/38	5,000,000	4,603,600
Touro Infirmary,
Series 1999 A:
5.500% 08/15/19	510,000	501,514
5.625% 08/15/29	240,000	220,044
MA Health & Educational Facilities Authority
Jordan Hospital:
Series 1998 D,
5.250% 10/01/18	600,000	595,224
Series 2003 E,
6.750% 10/01/33	750,000	763,035
Milford-Whitinsville Regional Hospital:
Series 1998 C,
5.750% 07/15/13	610,000	623,926
Series 2007,
5.000% 07/15/32	1,250,000	1,053,213
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	400,000	401,556
5.750% 01/01/25	600,000	602,268
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.800% 11/01/24	1,000,000	983,230
MI Hospital Finance Authority
Detroit Medical Center,
Series 1997 A,
Insurer: AMBAC
5.500% 08/15/24	3,000,000	2,862,780
Garden City Hospital,
Series 2007,
5.000% 08/15/38	2,250,000	1,675,350
Henry Ford Health,
Series 2006 A,
5.000% 11/15/21	1,000,000	998,960
McLaren Health Care Corp.,
Series 2005 C,
5.000% 08/01/35	2,500,000	2,278,150
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2005,
5.150% 11/15/20	750,000	704,198
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,100,000	1,098,592

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MO Cape Girardeau County
Southeast Missouri Hospital Association,
Series 2003,
5.000% 06/01/27	3,750,000	3,310,387
MO Health & Educational Facilities Authority
Lake Regional Health Systems,
Series 2003,
5.700% 02/15/34	1,000,000	980,050
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	2,750,000	2,370,555
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,000,000	1,023,220
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	50,000	50,758
The Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/21	1,000,000	963,120
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/24	745,000	678,367
NM Farmington
San Juan Medical Center,
Series 2004 A,
5.000% 06/01/23	500,000	468,600
NY Dormitory Authority
Mount Sinai Hospital,
Series 2000,
5.500% 07/01/26	225,000	225,002
Series 2000 C,
5.500% 07/01/26	2,275,000	2,274,681
NYU Hospital Center,
Series 2007 B,
5.625% 07/01/37	2,000,000	1,850,460
NY Monroe County Industrial Development Agency
Highland Hospital,
Series 2005,
5.000% 08/01/25	1,115,000	1,055,515

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/15	1,250,000	1,315,800
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
5.250% 05/15/17	1,000,000	1,025,180
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/10	250,000	254,415
OK Development Finance Authority
Duncan Regional Hospital,
Series 2003 A,
5.125% 12/01/23	2,000,000	1,954,600
OK Norman Regional Hospital Authority
Series 2007,
5.000% 09/01/27	2,000,000	1,763,980
OK Stillwater Medical Center Authority
Series 2005,
5.000% 05/15/17	1,155,000	1,164,021
SC Jobs-Economic Development Authority
Bon Secours St. Frances Medical,
Series 2002 B,
5.500% 11/15/23	1,765,000	1,788,563
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Series 2006 A,
5.500% 07/01/36	600,000	555,522
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital,
Series 2003 B,
5.750% 07/01/33	150,000	144,761
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C:
5.250% 09/01/26	1,000,000	925,420
5.250% 09/01/36	4,500,000	3,921,075
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care,
Series 2007 A,
4.750% 12/01/36	800,000	667,688
WA Skagit County Public Hospital District No. 1
Series 2003,
6.000% 12/01/23	1,000,000	1,012,330

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	700,000	715,162
Fort Health Care, Inc.,
Series 2004,
6.100% 05/01/34	1,965,000	1,938,119
Hospitals Total		77,813,939
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,400,000	1,333,850
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,155,000	1,100,426
LA Public Facilities Authority
Progressive Health Care Providers, Inc.,
Series 1998,
6.375% 10/01/28	2,000,000	1,891,980
Intermediate Care Facilities Total		4,326,256
Nursing Homes – 3.1%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,615,000	1,524,382
CO Health Facilities Authority
Evangelical Lutheran Good Samaritan Foundation,
Series 2005,
5.000% 06/01/35	750,000	668,378
CT Development Authority Health Facility
Alzheimers Resources Center, Inc.,
Series 2007:
5.400% 08/15/21	1,080,000	990,220
5.500% 08/15/27	1,000,000	869,810
DE Economic Development Authority
Churchman Village Project,
Series 1991 A,
10.000% 03/01/21	595,000	586,872
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.500% 07/01/08	110,000	110,168
5.750% 07/01/18	600,000	585,000
5.750% 07/01/28	1,475,000	1,323,768
IA Marion Health Care Facilities
AHF/Kentucky-Iowa, Inc.
Series 2003,
6.500% 01/01/29(e) (8.000% 01/01/09)	300,000	327,489

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
KY Economic Development Finance Authority
AHF/Kentucky-Iowa, Inc.,
Series 2003,
6.500% 01/01/29(e) (8.000% 01/01/09)	920,000	1,005,726
MA Development Finance Agency
Alliance Health Care,
Series 1999 A,
7.100% 07/01/32	2,140,000	1,990,756
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	810,000	749,444
MN Eveleth
Arrowhead Senior Living Community,
Series 2007,
5.200% 10/01/27	1,375,000	1,173,618
MN Sartell
Foundation for Health Care:
Series 1999 A,
6.625% 09/01/29	2,000,000	1,951,860
Series 2001 A,
8.000% 09/01/30	1,000,000	1,049,950
MN St. Paul Housing & Redevelopment Authority
Sholom Home East Inc.,
Series 2007 A,
5.050% 10/01/27	1,000,000	853,800
MO St. Louis County Industrial Development Authority
Ranken Jordan,
Series 2007,
5.000% 11/15/35	1,300,000	1,055,431
NJ Economic Development Authority
Seashore Gardens,
Series 2006,
5.300% 11/01/26	500,000	428,575
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	380,000	383,762
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC,
Series 2005,
9.000% 08/01/31(f)	50,000	36,230

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
WI Health & Educational Facilities Authority
American Eagle Nursing Home,
Series 2003 A,
8.500% 11/01/33	3,535,000	3,541,080
Nursing Homes Total		21,206,319
HEALTH CARE TOTAL		221,508,329
HOUSING – 8.3%
Assisted Living/Senior – 2.4%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	2,505,000	2,199,641
FL St. Johns County Industrial Development Authority
Bayview Assisted Living,
Series 2007 A:
5.200% 10/01/27	2,260,000	1,839,075
5.250% 10/01/41	1,400,000	1,053,500
GA Columbus Housing Authority
The Gardens at Calvary,
Series 1999,
7.000% 11/15/29	2,000,000	1,751,500
GA Jefferson Development Authority
Sumner Smith Facility,
Series 2007 A, AMT,
5.875% 08/01/38	2,360,000	2,045,978
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007,
5.200% 11/01/41	1,000,000	774,280
MN Rochester
Madonna Meadows,
Series 2007 A,
5.200% 10/01/23	830,000	738,999
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,270,000	1,083,716
MN St. Paul Housing & Redevelopment Authority
Marian Center,
Series 2007 A,
5.300% 11/01/30	1,000,000	805,570
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	1,900,000	1,827,401
6.000% 05/01/29	625,000	572,650

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999,
6.200% 06/01/29	1,000,000	923,620
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004,
6.700% 05/01/39	500,000	499,315
Assisted Living/Senior Total		16,115,245
Multi-Family – 4.0%
DC Housing Finance Agency
FDS Residential II LP,
Series 2004, AMT,
Insured: FHA
4.850% 06/01/35	1,460,000	1,282,902
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	875,000	782,915
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	1,500,000	1,526,340
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	1,500,000	1,262,910
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	1,340,000	1,354,767
MA Housing Finance Agency
Series 2005 E, AMT,
5.000% 12/01/28	750,000	728,512
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	1,600,000	1,416,112
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	420,000	405,418
MN White Bear Lake
Birch Lake Townhomes,
Series 1989 A,
9.750% 07/15/19	750,000	742,500

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	3,498,150	3,208,013
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	1,550,000	1,483,396
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	1,200,000	1,028,568
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	750,000	716,228
OK County Finance Authority
Sail Associates LLC,
Series 2007, AMT,
LOC: Bank of the West
5.250% 12/01/41	1,475,000	1,431,148
OR Housing & Community Services Department
Series 2005 A, AMT,
Insured: FHA
4.850% 07/01/35	1,755,000	1,541,820
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(g)	455,481	449,929
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	565,000	557,723
Series 2000 D,
10.000% 12/01/32	670,000	673,759
VA Fairfax County Redevelopment & Housing Authority
Cedar Ridge Project,
Series 2007, AMT,
Insured: FHA
4.700% 04/01/27	3,000,000	2,689,920
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	1,000,000	956,000
WA Tacoma Housing Authority
Redwood,
Series 2005, AMT,
Guarantor: GNMA
5.050% 11/20/37	3,000,000	2,700,660
Multi-Family Total		26,939,540

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 1.9%
CO Housing & Finance Authority
Series 1995 D-1, AMT,
7.375% 06/01/26	20,000	20,763
Series 1997 A-2, AMT,
7.250% 05/01/27	20,000	20,746
FL Housing Finance Corp.
Series 2006 1, AMT,
Guarantor: GNMA
4.850% 07/01/37	1,885,000	1,640,252
MA Housing Finance Agency
Series 2006 122, AMT,
4.875% 12/01/37	3,970,000	3,467,795
MN Housing Finance Agency
Series 2006 I, AMT,
5.000% 07/01/21	1,350,000	1,323,634
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	115,266	104,048
RI Housing & Mortgage Finance Corp.
Series 2005, AMT,
4.750% 10/01/30	4,000,000	3,535,440
TX Affordable Housing Corp.
Series 2005 A, AMT,
Guarantor: GNMA
5.100% 09/01/39	3,300,000	2,985,213
Single-Family Total		13,097,891
HOUSING TOTAL		56,152,676
INDUSTRIALS – 6.0%
Food Products – 0.3%
MI Strategic Fund
Imperial Sugar Co.:
Series 1998 A,
6.250% 11/01/15	1,000,000	1,008,910
Series 1998 C, AMT,
6.550% 11/01/25	1,500,000	1,464,765
Food Products Total		2,473,675
Forest Products & Paper – 1.7%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	275,000	279,997

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
AL Courtland Industrial Development Board
International Paper Co.:
Series 2003 B, AMT,
6.250% 08/01/25	2,000,000	1,920,160
Series 2005 A,
5.200% 06/01/25	1,000,000	844,460
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	1,000,000	975,930
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	233,582
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 2007 A, AMT,
6.125% 01/01/34	5,000,000	4,497,050
MS Lowndes County
Weyerhaeuser Co.:
Series 1992 A,
6.800% 04/01/22	1,995,000	2,069,952
Series 1992 B,
6.700% 04/01/22	230,000	236,532
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	324,216
Forest Products & Paper Total		11,381,879
Manufacturing – 0.4%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	655,000	648,437
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
6.250% 06/15/32	1,875,000	1,865,512
Manufacturing Total		2,513,949
Metals & Mining – 0.3%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14(g)	345,000	351,207

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Metals & Mining – (continued)
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	1,895,000	1,855,243
Metals & Mining Total		2,206,450
Oil & Gas – 2.7%
CA Long Beach Bond Finance Authority
Natural Gas Purchase,
Series 2007 A,
5.500% 11/15/30	3,400,000	3,120,044
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	285,000	280,739
NV Clark County Industrial Development Authority
Southwest Gas Corp.:
Series 2003 E, AMT,
5.800% 03/01/38	1,750,000	1,794,188
Series 2005 A, AMT,
Insured: AMBAC
4.850% 10/01/35(h)	10,000,000	8,726,800
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	875,000	934,824
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc.,
Series 1990,
7.375% 10/01/20	2,000,000	2,518,140
VI Virgin Islands Public Finance Authority
Hovensa LLC,
Series 2003, AMT,
6.125% 07/01/22	875,000	868,341
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	125,000	127,690
Oil & Gas Total		18,370,766

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Other Industrial Development Bonds – 0.6%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	4,000,000	3,923,320
Other Industrial Development Bonds Total		3,923,320
INDUSTRIALS TOTAL		40,870,039
OTHER – 15.6%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	1,250,000	1,301,913
Other Total		1,301,913
Pool/Bond Bank – 0.4%
OH Cleveland-Cuyahoga County Port Authority
Series 2004 E,
5.600% 05/15/25	530,000	509,108
Series 2005 B,
LOC: Fifth Third Bank
5.125% 05/15/25	730,000	649,634
OH Summit County Port Authority
Seville Project,
Series 2005 A,
5.100% 05/15/25	465,000	412,543
SD Economic Development Finance Authority
Davis Family Sodak,
Series 2004 4-A, AMT,
6.000% 04/01/29	1,400,000	1,360,968
Pool/Bond Bank Total		2,932,253
Refunded/Escrowed(i) – 12.1%
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge,
Series 1998,
Pre-refunded 11/15/08:
6.375% 11/15/15	485,000	507,974
6.375% 11/15/28	550,000	576,405
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1:
6.750% 06/01/39	200,000	231,850
Pre-refunded 06/01/13,
6.250% 06/01/33	2,850,000	3,128,787
CA Lincoln Community Facilities District No. 2003-1
Series 2004:
5.750% 09/01/20	450,000	514,408
5.900% 09/01/24	445,000	511,986

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	1,695,000	1,945,911
CO Adams County
Series 1991 B:
Escrowed to Maturity,
11.250% 09/01/11	220,000	280,300
Pre-refunded 09/01/09,
11.250% 09/01/11(h)	325,000	366,496
Pre-refunded 09/01/10,
11.250% 09/01/11	360,000	432,587
CO Department of Transportation
Series 2001 A,
Pre-refunded 06/15/11,
Insured: MBIA:
5.500% 06/15/14(g)(j)	6,000,000	6,605,460
5.500% 06/15/15(g)(j)	4,000,000	4,403,640
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(a) 09/01/35	17,500,000	2,502,675
CO Health Facilities Authority
Volunteers of America Care Facilities:
Series 1998 A,
Pre-refunded 07/01/08,
5.750% 07/01/20	700,000	720,265
Series 1999 A,
5.750% 07/01/10	425,000	439,046
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	2,750,000	3,143,497
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	1,250,000	1,490,962
FL Islands at Doral Southwest Community Development District
Series 2003,
6.375% 05/01/35	760,000	862,646
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
Pre-refunded 11/15/09,
5.500% 11/15/29	1,200,000	1,275,732
FL Orange County Health Facilities Authority
Orlando Regional Health Care System:
Series 1999 E,
Pre-refunded 10/01/09,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
6.000% 10/01/26	20,000	21,340
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	350,000	390,992
FL Tampa Bay Water Utility Systems
Series 1991 I,
Pre-refunded 10/01/11,
Insured: FGIC
8.528% 10/01/29(k)	7,500,000	9,017,925
Series 1999,
Pre-refunded 10/01/11,
Insured: FGIC
2.340% 10/01/23	3,330,000	3,330,000
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	170,000	172,955
GA Municipal Electric Authority
Series 1991 V:
Escrowed to Maturity,
6.600% 01/01/18	690,000	816,022
Pre-refunded 01/01/13,
6.600% 01/01/18	75,000	86,669
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	455,000	552,634
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	1,300,000	1,500,525
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	343,941
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	1,400,000	1,701,714
Milford-Whitinsville Regional Hospital,
Series 2002 D,
Pre-refunded 07/15/12,
6.350% 07/15/32	1,715,000	1,958,033
MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
Pre-refunded 06/01/12,
6.375% 06/01/31	1,000,000	1,138,200

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
MN Carlton
Inter-Faith Social Services, Inc.,
Series 2000,
Pre-refunded 04/01/10,
7.500% 04/01/19	250,000	273,753
NC Eastern Municipal Power Agency
Series 1991 A,
Escrowed to Maturity,
6.500% 01/01/18	3,320,000	4,032,339
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1999,
Pre-refunded 11/01/09,
7.625% 11/01/29	2,150,000	2,342,532
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	350,000	395,955
NH Higher Educational & Health Facilities Authority
Littleton Hospital Association, Inc.:
Series 1998 A:
5.900% 05/01/18	500,000	511,295
6.000% 05/01/28	1,000,000	1,022,670
Series 1998 B,
5.900% 05/01/28	675,000	690,248
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
7.500% 07/01/18	345,000	406,517
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
Pre-refunded 11/15/10,
8.250% 11/15/30	1,625,000	1,874,502
NJ Tobacco Settlement Financing Corp.
Series 2003,
Pre-refunded 06/01/13,
6.750% 06/01/39	2,000,000	2,357,960
NV Henderson
St. Rose Dominican Hospital:
Series 1998 A,
Pre-refunded 07/01/08:
5.375% 07/01/26	180,000	183,253
5.375% 07/01/26	610,000	621,511
Series 1998,
5.125% 07/01/28	540,000	549,855

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
OH Highland County Joint Township
Series 1999,
6.750% 12/01/29	1,775,000	1,924,242
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	825,000	919,867
PR Commonwealth of Puerto Rico
Series 2006 B,
Pre-refunded 07/01/16,
5.000% 07/01/35	3,090,000	3,424,153
SC Jobs-Economic Development Authority
Bon Secours St.Frances Medical,
Series 2002 A,
Pre-refunded 11/15/12,
5.500% 11/15/23	485,000	538,786
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.125% 02/15/34	1,000,000	1,217,760
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
Pre-refunded 07/01/12,
6.000% 07/01/31	750,000	840,382
VA Tobacco Settlement Financing Corp.
Series 2005,
5.625% 06/01/37	2,000,000	2,245,940
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
Pre-refunded 11/17/08,
5.750% 11/15/27	2,125,000	2,217,905
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	1,050,000	1,167,600
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	925,000	1,022,162
Refunded/Escrowed Total		81,752,764
Tobacco – 2.9%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1,
5.750% 06/01/47	2,100,000	1,853,229

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
CA Silicon Valley Tobacco Securitization Authority
Series 2007 A,
(a) 06/01/36	3,000,000	398,160
IA Tobacco Settlement Authority
Series 2005 C,
5.625% 06/01/46	3,000,000	2,590,020
LA Tobacco Settlement Financing Corp.
Series 2001 B,
5.875% 05/15/39	1,000,000	928,160
MI Tobacco Settlement Finance Authority
Series 2007 A,
6.000% 06/01/48	5,000,000	4,565,400
NJ Tobacco Settlement Financing Corp.
Series 2007 1C,
(a) 06/01/41	7,500,000	656,625
NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	25,000,000	523,750
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2:
5.750% 06/01/34	4,000,000	3,555,960
6.000% 06/01/42	3,250,000	2,961,920
PR Commonwealth of Puerto Rico Children’s Trust Fund
Series 2005 B,
(a) 05/15/55	25,000,000	793,000
SC Tobacco Settlement Management Authority
Series 2001 B,
6.375% 05/15/28	1,000,000	995,980
Tobacco Total		19,822,204
OTHER TOTAL		105,809,134
OTHER REVENUE – 3.7%
Hotels – 1.0%
MD Economic Development Corp.
Chesapeake Bay Conference Center,
Series 2006 A,
5.000% 12/01/31	2,250,000	1,756,845
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37	4,250,000	3,771,407
Series 2005 C,
8.750% 01/01/37	1,250,000	1,139,750
Hotels Total		6,668,002

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – 2.5%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18	1,000,000	1,000,560
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(g)	445,000	462,221
8.750% 10/01/19(g)	1,800,000	1,874,880
CT Mashantucket Western Pequot Tribe
Series 1999 B,
(a) 09/01/15(g)	2,000,000	1,369,980
Series 2007 A,
6.500% 09/01/31(g)	2,690,000	2,712,730
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31(g)	475,000	454,965
FL Seminole Indian Tribe
Series 2007,
5.500% 10/01/24(g)	2,000,000	1,901,200
IL Finance Authority Sports Facility
Leafs Hockey Club Project,
Series 2007 A,
6.000% 03/01/37	1,000,000	871,080
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19(g)	1,250,000	1,240,800
OK Chickasaw Nation
Series 2007,
6.250% 12/01/32(b)	3,500,000	3,452,015
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26(g)	1,700,000	1,536,171
Recreation Total		16,876,602
Retail – 0.2%
LA Beauregard Parish
Office Max,
Series 2002,
6.800% 02/01/27	1,750,000	1,717,048
Retail Total		1,717,048
OTHER REVENUE TOTAL		25,261,652

	Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – 1.6%
Disposal – 0.5%
OH Solid Waste
Republic Services, Inc.,
Series 2004, AMT,
4.250% 04/01/33	2,000,000	1,845,740
UT Carbon County
Laidlaw Environmental,
Series 1997 A, AMT,
7.450% 07/01/17	1,500,000	1,505,595
Disposal Total		3,351,335
Resource Recovery – 1.1%
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	2,010,000	2,056,813
MA Development Finance Agency
Ogden Haverhill Associates,
Series 1999 A, AMT,
6.700% 12/01/14	635,000	655,047
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	502,145
5.600% 12/01/19	1,000,000	993,830
NY Niagara County Industrial Development Agency
American REF-Fuel Co., LLC,
Series 2001 A, AMT,
5.450% 11/15/26	1,000,000	1,001,550
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.200% 07/01/19	2,225,000	2,229,094
Resource Recovery Total		7,438,479
RESOURCE RECOVERY TOTAL		10,789,814
TAX-BACKED – 11.6%
Local Appropriated – 1.2%
CA Compton
Civic Center & Capital Improvements,
Series 1997 A,
5.500% 09/01/15	1,500,000	1,526,910
CA Southeast Resource Recovery Facilities Authority
Series 2003 B, AMT,
Insured: AMBAC
5.375% 12/01/18	2,000,000	2,067,840

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
MN Andover Economic Development Authority
Andover Community Center,
Series 2004,
5.200% 02/01/34	750,000	807,810
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	3,000,000	1,819,440
SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	1,400,000	1,264,298
SC Newberry County School District
Series 2005,
5.000% 12/01/30	750,000	662,745
Local Appropriated Total		8,149,043
Local General Obligations – 0.6%
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/19	2,650,000	1,505,810
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	1,000,000	842,800
CO Red Sky Ranch Metropolitan District
Series 2003,
6.050% 12/01/33	1,000,000	885,230
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	988,790
Local General Obligations Total		4,222,630
Special Non-Property Tax – 1.3%
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
6.250% 01/01/24	1,500,000	1,511,865
KS Wyandotte County
Series 2005 B,
5.000% 12/01/20	625,000	602,787
Series 2006,
4.875% 10/01/28	2,070,000	1,728,098
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	315,000	292,037
5.750% 06/15/29	1,000,000	977,160

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
VA Peninsula Town Center Community Development Authority
Series 2007,
6.450% 09/01/37	4,000,000	3,675,920
Special Non-Property Tax Total		8,787,867
Special Property Tax – 7.2%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	120,000	121,043
CA Empire Union School District
Series 1987-1 A,
Insured: AMBAC
(a) 10/01/21	1,665,000	833,699
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,250,000	1,260,100
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	2,000,000	1,853,200
CA Oceanside Community Development Commission
Downtown Redevelopment Project,
Series 2003,
5.700% 09/01/25	500,000	499,425
CA Orange County Improvement Bond Act 1915
Phase IV, No. 01-1-B,
Series 2003,
5.750% 09/02/33	1,000,000	927,110
CA Redwood City Community Facilities District No. 1
Series 2003 B,
6.000% 09/01/33	700,000	685,664
CA Temecula Valley Unified School District No. 1
Series 2003,
6.125% 09/01/33	600,000	576,108
FL Ave Maria Stewardship Community District
Series 2006 A,
5.125% 05/01/38	1,500,000	1,119,120
FL Brandy Creek Community Development District
Series 2003 A,
6.350% 05/01/34	940,000	964,177
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	970,000	997,403

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Special Property Tax – (continued)
FL Channing Park Development District
Series 2007,
5.300% 05/01/38	1,000,000	760,590
FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	715,000	730,072
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	675,000	693,205
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	235,000	235,033
Series 2000 A,
7.200% 05/01/30	820,000	818,852
Series 2002 A,
6.700% 05/01/33	250,000	261,978
FL Middle Village Community Development District
Series 2004 A,
6.000% 05/01/35	2,000,000	1,847,020
FL Oakmont Grove Community Development District
Series 2007 A,
5.400% 05/01/38	1,200,000	894,984
Series 2007 B,
5.250% 05/01/12	1,000,000	922,790
FL Orlando
Conroy Road Interchange,
Series 1998 A:
5.500% 05/01/10	180,000	177,226
5.800% 05/01/26	600,000	563,556
FL Sarasota National Community Development District
Series 2003,
5.300% 05/01/39	4,000,000	2,990,920
FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	475,000	401,418
Series 2004 B,
5.000% 05/01/09	440,000	430,839
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	700,000	700,231

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Special Property Tax – (continued)
FL Sweetwater Creek Community Development District
Series 2007 A,
5.500% 05/01/38	2,000,000	1,520,960
FL Tolomato Community Development District
Series 2007,
6.650% 05/01/40	3,000,000	2,808,450
FL Waterset North Community Development District
Series 2007 A,
6.600% 05/01/39	2,000,000	1,821,920
FL West Villages Improvement District
Series 2006,
5.500% 05/01/37	1,750,000	1,387,767
FL Westchester Community Development District No. 1
Series 2003,
6.125% 05/01/35	800,000	688,816
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	2,750,000	2,271,995
GA Atlanta
Eastside Project,
Series 2005 B,
5.600% 01/01/30	1,615,000	1,416,274
IL Annawan
Patriot Renewable Fuels LLC,
Series 2007,
5.625% 01/01/18	1,500,000	1,398,990
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	1,225,000	1,260,819
IL Du Page County Special Service Area No. 31
Monarch Landing Project,
Series 2006,
5.625% 03/01/36	750,000	633,038
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	750,000	702,600
IL Plano Special Service Area No. 4
Lakewood Springs Project,
Series 2005 5-B,
6.000% 03/01/35	3,000,000	2,749,980
IL Rosemont
River Road Hotel Partners Project,
Series 2007,
5.100% 12/30/23	2,800,000	2,464,728

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Special Property Tax – (continued)
IL Volo Village Special Service Area No. 3
Symphony Meadows Project,
Series 2006-1,
6.000% 03/01/36	1,996,000	1,745,921
IN City of Portage
Ameriplex Project,
Series 2006,
5.000% 07/15/23	700,000	644,336
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	465,000	463,335
MO Kansas City Tax Increment Financing Commission
Maincor Project, Inc.,
Series 2007 A,
5.250% 03/01/18	1,000,000	949,530
MO Riverside
Tax Increment Revenue,
Series 2004,
5.250% 05/01/20	1,275,000	1,263,703
Special Property Tax Total		48,458,925
State Appropriated – 1.0%
LA Military Department
Custody Receipts,
Series 2006,
5.000% 08/01/24	4,330,000	4,341,431
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	675,000	710,863
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	1,465,000	1,541,253
State Appropriated Total		6,593,547
State General Obligations – 0.3%
CA State
Series 2003,
5.250% 02/01/23	800,000	836,968
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,390,000	1,421,372
State General Obligations Total		2,258,340
TAX-BACKED TOTAL		78,470,352

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – 3.8%
Air Transportation – 1.8%
CA Los Angeles Regional Airports Improvement Corp.
American Airlines, Inc.,
Series 2000 C, AMT,
7.500% 12/01/24	400,000	402,432
FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	650,000	659,380
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	1,000,000	945,720
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	1,500,000	1,214,550
Series 2000, AMT,
7.750% 02/01/28	1,250,000	1,257,412
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT:
6.250% 09/15/19	1,000,000	892,310
6.250% 09/15/29	500,000	425,365
Series 2003, AMT,
9.000% 06/01/33	1,000,000	1,070,770
NY New York City Industrial Development Agency
American Airlines, Inc.,
Series 2005, AMT,
7.750% 08/01/31	1,000,000	1,011,860
PA Philadelphia Authority for Industrial Development
Aero Philadelphia,
Series 1999, AMT:
5.250% 01/01/09	100,000	100,136
5.500% 01/01/24	1,000,000	927,320
TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29	2,250,000	2,373,277
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	935,000	912,476
Air Transportation Total		12,193,008

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 0.2%
MO Branson Regional Airport Transportation Development District
Branson Airport LLC:
Series 2007 A,
6.000% 07/01/37	500,000	438,055
Series 2007 B, AMT,
6.000% 07/01/37	1,300,000	1,118,832
Airports Total		1,556,887
Ports – 1.2%
WA Port of Seattle
Series 2000 B, AMT,
Insured: MBIA
6.000% 02/01/11(g)(j)	7,500,000	7,954,500
Ports Total		7,954,500
Toll Facilities – 0.5%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(a) 09/01/18	4,000,000	2,381,680
TX Tollway Authority
Series 2008,
5.625% 01/01/33(c)	1,000,000	999,240
Toll Facilities Total		3,380,920
Transportation – 0.1%
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000,
7.375% 01/01/40	1,750,000	613,935
Transportation Total		613,935
TRANSPORTATION TOTAL		25,699,250
UTILITIES– 8.7%
Independent Power Producers – 1.3%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT:
6.750% 10/01/11	3,000,000	3,022,980
6.750% 10/01/19	120,000	120,329
OR Western Generation Agency
Wauna Cogeneration Project,
Series 2006 A,
5.000% 01/01/20	2,235,000	2,022,049
PA Economic Development Financing Authority
Colver Project,
Series 2005, AMT,
5.125% 12/01/15	825,000	794,335
Northampton Generating,
Series 1994 A, AMT,
6.500% 01/01/13	3,000,000	3,003,390
Independent Power Producers Total		8,963,083

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – 5.5%
AZ Maricopa County Pollution Control Corp.
Southern California Edison Co.,
Series 2000 A,
2.900% 06/01/35	1,000,000	1,008,360
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	1,275,000	1,302,655
IL Development Finance Authority
Peoples Gas Light & Coke Co.,
Series 2003 E, AMT,
Insured: AMBAC
4.875% 11/01/38	2,500,000	2,508,975
IN Petersburg
Indianapolis Power & Light Co.,
Series 1991,
5.750% 08/01/21	1,000,000	986,190
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	500,740
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	250,000	249,425
MS Business Finance Corp.
Systems Energy Resources, Inc.,
Series 1999,
5.900% 05/01/22	1,500,000	1,459,020
MT Forsyth
Portland General,
Series 1998 A,
5.200% 05/01/33	375,000	380,389
NH Business Finance Authority
Public Service Co.,
Series 2006 B, AMT,
Insured: MBIA
4.750% 05/01/21	7,250,000	6,967,395
NM Farmington
Tucson Electric Power Co.,
Series 1997 A,
6.950% 10/01/20	2,000,000	2,030,180
NV Clark County Industrial Development Authority
Nevada Power Co.:
Series 1995 B, AMT,
5.900% 10/01/30	2,135,000	1,815,454
Series 1997 A, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
5.900% 11/01/32	750,000	632,302
Southern California Edison Co.,
Series 2000 A, AMT,
3.250% 06/01/31	1,000,000	1,006,330
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	800,000	794,984
SC Berkeley County Pollution Control Facilities Authority
South Carolina Generating Co. Project,
Series 2003,
4.875% 10/01/14	1,500,000	1,552,755
TX Brazos River Authority
TXU Energy Co., LLC:
Series 2001 C, AMT,
5.750% 05/01/36	515,000	487,288
Series 2003 C, AMT,
6.750% 10/01/38	1,180,000	1,051,451
TX Matagorda County Navigation District No. 1
AEP Texas Project,
Series 2005 A,
Insured: AMBAC
4.400% 05/01/30	7,500,000	6,404,475
TX Sabine River Authority
TXU Energy Co. LLC,
Series 2001 B, AMT,
5.750% 05/01/30	1,415,000	1,338,859
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	3,250,000	3,076,222
WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14	1,500,000	1,491,810
Investor Owned Total		37,045,259
Joint Power Authority – 0.8%
GA Municipal Electric Authority
Series 1991 V,
6.600% 01/01/18	3,300,000	3,818,793
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	1,680,000	1,857,408
Joint Power Authority Total		5,676,201

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 0.2%
PR Electric Power Authority
Series 1998 NN,
5.500% 07/01/20	1,005,000	1,054,768
Municipal Electric Total		1,054,768
Water & Sewer – 0.9%
AZ Surprise Municipal Property Corp.
Series 2007,
4.900% 04/01/32	2,000,000	1,720,700
MS V Lakes Utility District
Series 1994,
7.000% 07/15/37	250,000	225,727
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,200,000	3,825,600
Water & Sewer Total		5,772,027
UTILITIES TOTAL		58,511,338

Total Municipal Bonds (cost of $682,922,224)		652,185,559
Municipal Preferred Stocks – 1.6%
HOUSING – 1.6%
Multi-Family – 1.6%
Centerline Equity Trust
AMT,
6.300% 04/30/19(g)	1,000,000	1,077,280
Series 1999, AMT,
6.625% 06/30/09(g)	2,000,000	2,072,680
Series 2000, AMT,
7.600% 11/30/10(g)	1,500,000	1,643,040
Citigroup Municipal Mortgage Trust
AMT:
5.600% 10/31/39(g)	1,000,000	968,380
5.700% 10/31/40(g)	4,500,000	4,027,185
MuniMae Trust
AMT,
5.800% 06/30/49(g)	1,000,000	976,960
Multi-Family Total		10,765,525
HOUSING TOTAL		10,765,525

Total Municipal Preferred Stocks (cost of $10,873,700)		10,765,525

	Shares
Investment Company – 1.5%
Dreyfus Tax Exempt Cash Management (7 day yield of 2.560%)	10,174,542	10,174,542

Total Investment Company (cost of $10,174,542)		10,174,542

	Par ($)	Value ($)
Short-Term Obligations – 1.5%
VARIABLE RATE DEMAND NOTES (l) – 1.5%
CA Rancho Mirage California Joint Powers Financing Authority
Certificates Participation,
Eisenhower Medical Center,
Series 1997 B,
Insured: MBIA,
7.000% 07/01/22	1,330,000	1,330,000
FL Orange County School Board
Series 2007 C,
Insured: MBIA,
SPA: JPMorgan Chase Bank
1.700% 08/01/22	2,300,000	2,300,000
KY Lexington-Fayette Urban County Airport Corp.
Series 1998 A, AMT,
Insured: MBIA,
LOC: Dexia Credit Local,
SPA: Credit Local De France
3.850% 07/01/28	200,000	200,000
NV Clark County School District
Series 2001 A,
Insured: FSA,
SPA: State Street Bank & Trust Co.
1.150% 06/15/21	400,000	400,000
OK Industrial Authority
Integris Baptist Medical Center,
Series 1999 B,
SPA: JPMorgan Chase Bank
1.950% 08/15/29	1,100,000	1,100,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2001 1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
1.950% 08/15/31	800,000	800,000
TX Harris County Health Facilities Development Corp.
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.250% 10/01/29	3,800,000	3,800,000
VARIABLE RATE DEMAND NOTES TOTAL		9,930,000

Total Short-Term Obligations (cost of $9,930,000)		9,930,000

Total Investments – 100.8% (cost of $713,900,466)(m)(n)	$683,055,626

Other Assets & Liabilities, Net – (0.8)%	(5,376,985)

Net Assets – 100.0%	$677,678,641

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At March 31, 2008, the value of these securities amounted to $4,398,501, which represents 0.6% of net assets.

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority Crossroads School for Arts & Sciences, Series 1998,
6.000% 08/01/28	08/21/98	$265,000
6.000% 08/01/28	08/31/98	700,000
OK Chickasaw Nation,
Series 2007,
6.250% 12/01/32	12/13/07	3,500,000
		$4,465,000

(c)	Security purchased on a delayed delivery basis.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2008, the value of this security represents less than 0.1% of net assets.

(e)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2008, the value of this security represents less than 0.1% of net assets.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities, which are not illiquid except as listed below, amounted to $42,083,208, which represents 6.2% of net assets.

	Acquisition		Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16	11/12/93	$455,481	$463,388	$449,929

(h)	The security or a portion of the security is pledged as collateral for open futures contracts. At March 31, 2008, the total market value of securities pledged amounted to $2,199,124.

(i)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(j)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $18,963,600 and serve as collateral in the transactions.

(k)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.

(l)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2008.

(m)	Cost for federal income tax purposes is $713,491,475.

(n)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$16,179,343	$(46,615,192)	$(30,435,849)

Acronym	Name

ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

At March 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	1,058	$125,852,406	$122,989,471	Jun-2008	$(2,862,935)

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc.	75,530	1,548,365
BorgWarner, Inc.	111,260	4,787,518
Modine Manufacturing Co.	142,643	2,066,897
Auto Components Total		8,402,780
Distributors – 0.2%
Building Materials Holding Corp.	306,086	1,340,657
Distributors Total		1,340,657
Diversified Consumer Services – 0.4%
Regis Corp.	128,820	3,541,262
Diversified Consumer Services Total		3,541,262
Hotels, Restaurants & Leisure – 1.3%
Benihana, Inc., Class A (a)	29,105	328,013
Bob Evans Farms, Inc.	124,300	3,429,437
CEC Entertainment, Inc. (a)	100,400	2,899,552
Landry’s Restaurants, Inc.	167,190	2,721,853
O’Charleys, Inc.	167,100	1,924,992
Hotels, Restaurants & Leisure Total		11,303,847
Household Durables – 2.3%
American Greetings Corp., Class A	314,020	5,825,071
CSS Industries, Inc.	91,504	3,198,980
Ethan Allen Interiors, Inc.	118,360	3,364,975
Furniture Brands International, Inc.	255,370	2,987,829
Skyline Corp.	81,943	2,279,654
Universal Electronics, Inc. (a)	109,580	2,652,932
Household Durables Total		20,309,441
Leisure Equipment & Products – 0.3%
MarineMax, Inc. (a)	147,380	1,836,355
Nautilus Group, Inc.	267,240	879,219
Leisure Equipment & Products Total		2,715,574
Specialty Retail – 2.0%
America’s Car-Mart, Inc. (a)	382,520	4,815,927
Collective Brands, Inc. (a)	139,480	1,690,498
Monro Muffler Brake, Inc.	232,356	3,926,816
Rent-A-Center, Inc. (a)	264,895	4,860,823
Zale Corp. (a)	126,980	2,509,125
Specialty Retail Total		17,803,189

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.9%
Delta Apparel, Inc.	112,900	681,916
Hampshire Group Ltd. (a)	205,652	1,850,868
Hartmarx Corp. (a)	388,343	1,133,961
Wolverine World Wide, Inc.	141,010	4,090,700
Textiles, Apparel & Luxury Goods Total		7,757,445
CONSUMER DISCRETIONARY TOTAL		73,174,195
CONSUMER STAPLES – 5.4%
Beverages – 0.3%
MGP Ingredients, Inc.	382,701	2,675,080
Beverages Total		2,675,080
Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc. (a)	124,090	4,428,772
Ruddick Corp.	85,900	3,166,274
Weis Markets, Inc.	180,219	6,212,149
Food & Staples Retailing Total		13,807,195
Food Products – 3.1%
American Italian Pasta Co., Class A (a)	197,727	1,077,612
Flowers Foods, Inc.	229,223	5,673,269
Fresh Del Monte Produce, Inc. (a)	73,614	2,679,550
J & J Snack Foods Corp.	70,434	1,934,822
Lancaster Colony Corp.	109,293	4,367,348
Lance, Inc.	147,420	2,889,432
Maui Land & Pineapple Co., Inc. (a)	116,162	3,704,406
Ralcorp Holdings, Inc. (a)	77,810	4,524,652
Food Products Total		26,851,091
Personal Products – 0.4%
NBTY, Inc. (a)	114,600	3,432,270
Personal Products Total		3,432,270
CONSUMER STAPLES TOTAL		46,765,636
ENERGY – 7.2%
Energy Equipment & Services – 3.6%
Complete Production Services, Inc. (a)	136,274	3,126,126
Grey Wolf, Inc. (a)	575,300	3,900,534
Key Energy Services, Inc. (a)	196,960	2,643,203
Lufkin Industries, Inc.	52,178	3,330,000
Oil States International, Inc. (a)	71,270	3,193,609
Patterson-UTI Energy, Inc.	135,090	3,536,656
Pioneer Drilling Co. (a)	44,627	710,908

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
TGC Industries, Inc. (a)	174,827	1,475,540
Tidewater, Inc.	63,850	3,518,773
TriCo Marine Services, Inc. (a)	157,859	6,151,765
Energy Equipment & Services Total		31,587,114
Oil, Gas & Consumable Fuels – 3.6%
Alpha Natural Resources, Inc. (a)	100,050	4,346,172
Bois d’Arc Energy, Inc. (a)	134,071	2,881,186
Comstock Resources, Inc. (a)	82,530	3,325,959
Harvest Natural Resources, Inc. (a)	380,150	4,584,609
Holly Corp.	66,940	2,905,865
Nordic American Tanker Shipping	93,537	2,619,036
Peabody Energy Corp.	54,560	2,782,560
Stone Energy Corp. (a)	78,650	4,114,182
Swift Energy Co. (a)	53,530	2,408,315
Western Refining, Inc.	113,864	1,533,748
Oil, Gas & Consumable Fuels Total		31,501,632
ENERGY TOTAL		63,088,746
FINANCIALS – 30.1%
Capital Markets – 0.6%
Piper Jaffray Companies, Inc. (a)	105,580	3,585,497
Thomas Weisel Partners Group, Inc. (a)	202,083	1,337,789
Capital Markets Total		4,923,286
Commercial Banks – 8.8%
BancFirst Corp.	83,664	3,830,138
BancTrust Financial Group, Inc.	266,828	2,868,401
Bank of Granite Corp.	297,663	3,268,340
Bryn Mawr Bank Corp.	161,274	3,457,715
Cambridge Bancorp	727	20,174
Capital Corp. of the West	211,432	1,695,685
Capitol Bancorp Ltd.	191,749	4,053,574
Chemical Financial Corp.	227,293	5,418,665
Columbia Banking System, Inc.	140,075	3,134,878
Community Trust Bancorp, Inc.	104,171	3,052,210
First Citizens BancShares, Inc., Class A	37,397	5,211,272
First Financial Corp.	151,453	4,661,723
First National Bank of Alaska	1,370	2,534,500
Mass Financial Corp., Class A (a)	283,270	1,277,548
Merchants Bancshares, Inc.	153,554	3,513,315
Northrim BanCorp, Inc.	170,531	3,100,254

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
South Financial Group, Inc.	272,290	4,046,229
Sterling Bancorp NY	244,806	3,801,837
Taylor Capital Group, Inc.	164,915	2,707,904
UMB Financial Corp.	149,899	6,175,839
West Coast Bancorp	199,310	2,907,933
Whitney Holding Corp.	262,040	6,495,972
Commercial Banks Total		77,234,106
Consumer Finance – 1.4%
Advance America Cash Advance Centers, Inc.	576,410	4,351,895
Cash America International, Inc.	228,050	8,301,020
Consumer Finance Total		12,652,915
Diversified Financial Services – 0.4%
Medallion Financial Corp.	385,471	3,484,658
Diversified Financial Services Total		3,484,658
Insurance – 8.8%
American Physicians Capital, Inc.	58,304	2,702,973
Amerisafe, Inc. (a)	117,495	1,485,137
Baldwin & Lyons, Inc., Class B	154,762	3,974,288
CNA Surety Corp. (a)	163,269	2,511,077
Delphi Financial Group, Inc., Class A	140,737	4,113,743
EMC Insurance Group, Inc.	172,209	4,630,700
Harleysville Group, Inc.	115,044	4,151,938
Horace Mann Educators Corp.	279,453	4,884,838
IPC Holdings Ltd.	148,030	4,144,840
Mercury General Corp.	60,410	2,676,767
National Western Life Insurance Co., Class A	18,158	3,936,473
Navigators Group, Inc. (a)	100,120	5,446,528
Phoenix Companies, Inc.	543,341	6,634,194
ProCentury Corp.	311,509	5,607,162
RAM Holdings Ltd. (a)	743,460	1,687,654
RLI Corp.	86,861	4,305,700
Safety Insurance Group, Inc.	108,400	3,699,692
Stewart Information Services Corp.	117,600	3,291,624
United America Indemnity Ltd., Class A (a)	343,491	6,615,637
Insurance Total		76,500,965

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 4.5%
Corporate Office Properties Trust	39,759	1,336,300
DuPont Fabros Technology, Inc.	192,781	3,178,959
Franklin Street Properties Corp.	356,670	5,107,514
Getty Realty Corp.	144,547	2,302,634
LaSalle Hotel Properties	163,480	4,696,780
National Health Investors, Inc.	93,547	2,923,344
Potlatch Corp.	141,470	5,838,467
Sun Communities, Inc.	241,258	4,945,789
SWA Reit Ltd. (b)	298,842	193,437
Universal Health Realty Income Trust	125,573	4,181,581
Urstadt Biddle Properties, Inc., Class A	268,932	4,230,300
Real Estate Investment Trusts (REITs) Total		38,935,105
Thrifts & Mortgage Finance – 5.6%
Bank Mutual Corp.	433,936	4,660,473
BankFinancial Corp.	268,100	4,265,471
Beneficial Mutual Bancorp, Inc. (a)	337,138	3,334,295
Brookline Bancorp, Inc.	506,280	5,812,095
Clifton Savings Bancorp, Inc.	237,516	2,394,161
Corus Bankshares, Inc.	497,643	4,842,066
ESSA Bancorp, Inc. (a)	146,992	1,727,156
Flagstar BanCorp, Inc.	751,045	5,422,545
Home Federal Bancorp, Inc.	342,790	4,110,052
TrustCo Bank Corp. NY	320,674	2,850,792
United Financial Bancorp, Inc.	225,966	2,503,703
Washington Federal, Inc.	157,250	3,591,590
Westfield Financial, Inc.	374,003	3,654,009
Thrifts & Mortgage Finance Total		49,168,408
FINANCIALS TOTAL		262,899,443
HEALTH CARE – 9.7%
Health Care Equipment & Supplies – 1.9%
Analogic Corp.	63,340	4,214,644
Haemonetics Corp. (a)	93,500	5,570,730
STERIS Corp.	243,780	6,540,617
Health Care Equipment & Supplies Total		16,325,991
Health Care Providers & Services – 5.2%
Amedisys, Inc. (a)	66,830	2,629,092
AmSurg Corp. (a)	127,900	3,028,672
Cross Country Healthcare, Inc. (a)	238,704	2,952,769
Gentiva Health Services, Inc. (a)	283,240	6,163,302
Healthspring, Inc. (a)	16,581	233,460
Kindred Healthcare, Inc. (a)	219,700	4,804,839

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Magellan Health Services, Inc. (a)	52,030	2,065,071
NovaMed, Inc. (a)	520,339	1,972,085
Owens & Minor, Inc.	128,311	5,047,755
Pediatrix Medical Group, Inc. (a)	117,324	7,907,638
RehabCare Group, Inc. (a)	167,937	2,519,055
Res-Care, Inc. (a)	246,208	4,222,467
U.S. Physical Therapy, Inc. (a)	141,685	2,043,098
Health Care Providers & Services Total		45,589,303
Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc., Class A (a)	61,720	5,489,994
PAREXEL International Corp. (a)	268,120	6,997,932
Varian, Inc. (a)	54,760	3,171,699
Life Sciences Tools & Services Total		15,659,625
Pharmaceuticals – 0.8%
Alpharma, Inc., Class A (a)	171,410	4,492,656
Sciele Pharma, Inc. (a)	118,720	2,315,040
Pharmaceuticals Total		6,807,696
HEALTH CARE TOTAL		84,382,615
INDUSTRIALS – 13.6%
Aerospace & Defense – 1.3%
AAR Corp. (a)	122,244	3,333,594
Esterline Technologies Corp. (a)	92,240	4,646,129
Moog, Inc., Class A (a)	79,420	3,352,318
Aerospace & Defense Total		11,332,041
Airlines – 0.8%
AirTran Holdings, Inc. (a)	254,650	1,680,690
JetBlue Airways Corp. (a)	340,435	1,974,523
Skywest, Inc.	155,460	3,283,315
Airlines Total		6,938,528
Building Products – 1.1%
Lennox International, Inc.	107,340	3,861,020
NCI Building Systems, Inc. (a)	143,580	3,474,636
Universal Forest Products, Inc.	72,040	2,319,688
Building Products Total		9,655,344
Commercial Services & Supplies – 3.8%
ABM Industries, Inc.	125,250	2,810,610
Casella Waste Systems, Inc., Class A (a)	240,568	2,629,408
CBIZ, Inc. (a)	324,901	2,638,196

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
CDI Corp.	95,357	2,388,693
Consolidated Graphics, Inc. (a)	126,070	7,066,224
Healthcare Services Group, Inc.	200,142	4,130,931
Kimball International, Inc., Class B	203,710	2,183,771
Korn/Ferry International (a)	194,240	3,282,656
TeleTech Holdings, Inc. (a)	96,220	2,161,101
United Stationers, Inc. (a)	77,130	3,679,101
Commercial Services & Supplies Total		32,970,691
Construction & Engineering – 1.1%
EMCOR Group, Inc. (a)	214,600	4,766,266
KHD Humboldt Wedag International Ltd. (a)	196,272	4,781,186
Construction & Engineering Total		9,547,452
Electrical Equipment – 0.9%
Belden CDT, Inc.	105,650	3,731,558
Woodward Governor Co.	149,040	3,982,349
Electrical Equipment Total		7,713,907
Machinery – 1.3%
EnPro Industries, Inc. (a)	171,492	5,348,835
Harsco Corp.	75,416	4,176,538
Kadant, Inc. (a)	76,149	2,237,258
Machinery Total		11,762,631
Road & Rail – 2.2%
Amerco, Inc. (a)	54,550	3,114,259
Dollar Thrifty Automotive Group, Inc. (a)	83,200	1,134,848
Genesee & Wyoming, Inc., Class A (a)	99,360	3,417,984
Heartland Express, Inc.	189,275	2,699,062
Ryder System, Inc.	40,980	2,496,092
Werner Enterprises, Inc.	343,850	6,381,856
Road & Rail Total		19,244,101
Trading Companies & Distributors – 1.1%
Kaman Corp.	153,073	4,330,435
Watsco, Inc.	129,730	5,373,416
Trading Companies & Distributors Total		9,703,851
INDUSTRIALS TOTAL		118,868,546
INFORMATION TECHNOLOGY – 12.4%
Communications Equipment – 1.6%
Anaren, Inc. (a)	262,550	3,323,883
Bel Fuse, Inc., Class B	64,900	1,808,114
Black Box Corp.	97,477	3,007,166

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Dycom Industries, Inc. (a)	223,520	2,684,475
Polycom, Inc. (a)	106,000	2,389,240
Tollgrade Communications, Inc. (a)	172,093	901,767
Communications Equipment Total		14,114,645
Computers & Peripherals – 1.3%
Brocade Communications Systems, Inc. (a)	327,600	2,391,480
Electronics for Imaging, Inc. (a)	198,350	2,959,382
Emulex Corp. (a)	188,460	3,060,591
QLogic Corp. (a)	206,520	3,170,082
Computers & Peripherals Total		11,581,535
Electronic Equipment & Instruments – 3.3%
Anixter International, Inc. (a)	101,200	6,480,848
Benchmark Electronics, Inc. (a)	204,450	3,669,877
Brightpoint, Inc. (a)	366,264	3,061,967
CPI International, Inc. (a)	203,460	2,018,323
MTS Systems Corp.	103,074	3,325,167
NAM TAI Electronics, Inc.	417,273	4,005,821
Plexus Corp. (a)	94,810	2,659,421
Vishay Intertechnology, Inc. (a)	364,918	3,306,157
Electronic Equipment & Instruments Total		28,527,581
IT Services – 1.7%
CACI International, Inc., Class A (a)	78,330	3,567,931
CSG Systems International, Inc. (a)	126,668	1,440,215
MAXIMUS, Inc.	73,390	2,694,147
MPS Group, Inc. (a)	597,046	7,057,084
IT Services Total		14,759,377
Semiconductors & Semiconductor Equipment – 2.0%
Actel Corp. (a)	229,907	3,519,876
Advanced Energy Industries, Inc. (a)	123,990	1,644,107
Asyst Technologies, Inc. (a)	263,236	921,326
ATMI, Inc. (a)	55,360	1,540,669
Cabot Microelectronics Corp. (a)	49,090	1,578,244
Exar Corp. (a)	206,700	1,701,141
Fairchild Semiconductor International, Inc. (a)	160,550	1,913,756
MKS Instruments, Inc. (a)	125,421	2,684,009
RF Micro Devices, Inc. (a)	407,370	1,083,604

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Varian Semiconductor Equipment Associates, Inc. (a)	35,152	989,529
Semiconductors & Semiconductor Equipment Total		17,576,261
Software – 2.5%
ACI Worldwide, Inc. (a)	143,800	2,864,496
Captaris, Inc. (a)	415,813	1,837,893
InterVoice, Inc. (a)	210,650	1,676,774
Lawson Software, Inc. (a)	171,190	1,289,061
MSC.Software Corp. (a)	329,020	4,273,970
Progress Software Corp. (a)	99,700	2,983,024
SPSS, Inc. (a)	66,600	2,582,748
Sybase, Inc. (a)	174,150	4,580,145
Software Total		22,088,111
INFORMATION TECHNOLOGY TOTAL		108,647,510
MATERIALS – 6.4%
Chemicals – 1.9%
H.B. Fuller Co.	287,000	5,857,670
Minerals Technologies, Inc.	85,200	5,350,560
Sensient Technologies Corp.	184,770	5,448,867
Chemicals Total		16,657,097
Construction Materials – 0.5%
Eagle Materials, Inc.	135,280	4,809,204
Construction Materials Total		4,809,204
Containers & Packaging – 2.5%
AptarGroup, Inc.	195,020	7,592,129
Greif, Inc., Class A	70,174	4,766,920
Greif, Inc., Class B	117,357	7,174,033
Packaging Corp. of America	94,911	2,119,363
Containers & Packaging Total		21,652,445
Metals & Mining – 1.2%
Carpenter Technology Corp.	54,660	3,059,320
Haynes International, Inc. (a)	56,240	3,086,451
Worthington Industries, Inc.	244,370	4,122,522
Metals & Mining Total		10,268,293

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.3%
Mercer International, Inc. (a)	368,279	2,566,905
Paper & Forest Products Total		2,566,905
MATERIALS TOTAL		55,953,944
TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.2%
Warwick Valley Telephone Co.	188,460	2,227,597
Diversified Telecommunication Services Total		2,227,597
Wireless Telecommunication Services – 0.4%
Syniverse Holdings, Inc. (a)	209,590	3,491,770
Wireless Telecommunication Services Total		3,491,770
TELECOMMUNICATION SERVICES TOTAL		5,719,367
UTILITIES – 6.1%
Electric Utilities – 3.7%
ALLETE, Inc.	124,630	4,813,211
El Paso Electric Co. (a)	231,769	4,952,904
Hawaiian Electric Industries, Inc.	191,030	4,559,886
Maine & Maritimes Corp. (a)	40,273	1,119,589
MGE Energy, Inc.	131,953	4,494,319
Otter Tail Corp.	104,359	3,693,265
Portland General Electric Co.	190,042	4,285,447
UIL Holdings Corp.	133,986	4,036,998
Electric Utilities Total		31,955,619
Gas Utilities – 0.5%
WGL Holdings, Inc.	144,600	4,635,876
Gas Utilities Total		4,635,876
Multi-Utilities – 1.9%
Avista Corp.	230,000	4,498,800
CH Energy Group, Inc.	208,745	8,120,180
NorthWestern Corp.	150,080	3,657,450
Multi-Utilities Total		16,276,430
UTILITIES TOTAL		52,867,925

Total Common Stocks (cost of $804,380,637)		872,367,927

10

	Par ($)	Value ($)
Short-Term Obligation – 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.250%, collateralized by a U.S. Treasury Obligation maturing 11/15/16, market value $3,288,175 (repurchase proceeds $3,218,112)	3,218,000	3,218,000

Total Short-Term Obligation (cost of $3,218,000)		3,218,000

Total Investments – 100.3% (cost of $807,598,637)(c)(d)		875,585,927

Other Assets & Liabilities, Net – (0.3)%		(2,512,453)

Net Assets – 100.0%		873,073,474

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $807,598,637.
(d)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$174,001,672	$(106,014,382)	$67,987,290

11

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2008